CornerCap Large/Mid-Cap Value Fund

Shareholder Fees (Fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CornerCap Large/Mid-Cap Value Fund
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.30%
Fee Waiver and/or Expense Reimbursement	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%
[1]	The Large/Mid-Cap Value Fund's Adviser, CornerCap Investment Counsel, Inc. ("Adviser") has contractually agreed to waive fees and reimburse the Large/Mid-Cap Value Fund for "Total Annual Fund Operating Expenses" (exclusive of all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) that exceed 1.00%. The contractual agreement cannot be terminated prior to January 1, 2017 without the Board of Trustees' approval.

Example

This Example is intended to help you compare the cost of investing in the Large/Mid-Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Large/Mid-Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large/Mid-Cap Value Fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
CornerCap Large/Mid-Cap Value Fund | | USD ($)	102	383	684	1,541